Financial Instruments and Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Subtotal	$ 673,074	$ 0
Derivatives not designated as hedging instruments
Subtotal	1,880,222	3,897,519
Total derivatives	2,553,296	3,897,519
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	297,908	0
Derivatives not designated as hedging instruments
Interest rate swaps	887,811	2,630,574
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	375,166	0
Derivatives not designated as hedging instruments
Interest rate swaps	$ 992,411	$ 1,266,945